Share-based Payment Reserves	12 Months Ended
Jun. 30, 2018
DisclosureOfSharebasedPaymentArrangementsExplanatory [Abstract]
Disclosure of share-based payment arrangements [Text Block]
27. S
hare-based Payment Reserves

2007 Share Incentive Plan

In July 2007, the Company adopted the 2007 Share Incentive Plan (the “Plan”). The Plan provides for the granting of share options and restricted ordinary shares to employees and consultants of the Company. Options granted under the Plan may be either incentive share options or nonqualified share options. The Company reserved 15,000,000 ordinary shares for issuance under the Plan. Under the Plan, options granted generally vest 30% after the first year of service, 30% after the second year of service, 20% after the third year of service and 20% after the fourth year of service. Certain options granted vest 50% after the first year of service and 50% after the second year of service. Certain options granted vest 33.4% after first year of service and 33.3% each after the second and the third year of service. Options may be granted for a term not exceeding 10 years from the date of grant. The option award provides for accelerated vesting if there is a change in control (as defined in the Plan).

For certain options granted with a four year graded vesting term as described above, in the event of termination of employment or service for any reason after one year of employment or service, the grantee’s right to vest in the option under the Plan will terminate twelve months after the written notice of termination. The Company concluded that the termination clause represents a non-substantive vesting term since it allows the grantee to continue to vest options for a twelve month period after termination. For accounting purposes, 60% of these options granted are vested after the first year of service, 20% after the second year of service and 20% after the third year of service.

Movements in the number of share options outstanding and their related weighted average exercise prices are as follows:

	June 30, 2018		June 30, 2017
	Average exercise price in $ per share option	Options (thousands)	Average exercise price in $ per share option	Options (thousands)
At July 1	1.37	2,344	1.36	2,404
Granted	-	-	-	-
Forfeited	-	-	1.00	(60)
Exercised	-	-	-	-
Expired	2.26	(904)	-	-
At June 30	0.82	1,440	1.37	2,344

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant-vest	Expiry date - July 1	Exercise price in $ per share option	Share options (thousands)
			2018	2017
2007-2010	2017	4.80	-	104
2007-2011	2017	4.80	-	200
2008-2012	2017	1.00	-	400
2009-2011	2017	0.92	-	200
2010-2013	2020	1.00	1,040	1,040
2011-2014	2021	0.34	400	400
			1,440	2,344

Share-based payment expense for all share options granted have been fully recorded as of June 30, 2018.

2015 Share Incentive Plan

On September 9, 2015, the Board of Directors approved the Company to adopt the 2015 Share Incentive Plan, or the 2015 Plan, to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of our business. The board of directors has authorized the issuance of up to 16,614,990 ordinary shares upon exercise of awards granted under the 2015 Plan. As of June 30, 2018, 11,076,660 restricted shares were granted to our directors and executive officers and other individuals as a group. These restricted shares will vest in equal installments over thirty-six months after the date of grant. The total of restricted shares that vested during the year was 3,692,220 shares. As of June 30, 2018, the number of vested restricted shares was 10,153,605 and number of unvested restricted shares was 923,055.

The weighted average fair value of restricted shares granted during the year determined using the Black-Scholes valuation model was $0.51 per share. The fair value of restricted shares granted during the year was Nil (2017: Nil). The assumptions input into the model to determine the fair value were: (i) vesting term of equal installments of 36 months, (ii) risk free rate assumed with reference to US Treasury Bonds Rates and Bloomberg Fair Value Market Curves as of the Valuation Date, and (iii) the volatility estimated based on the historical volatility of the Company. The fair value is being amortized in profit and loss over a thirty-six month vesting period. During the year ended June 30, 2018, restricted share amortization expense was $1.9 million (2017: $1.9 million)